UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

              Form 13F

          Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2002

Check here if Amendment: | |; Amendment Number: ____


This Amendment (Check only one): | | is a restatement.
                                 |_| adds new holdings
                                     entries.

Institutional Investment Manager Filing this Report:

Name:    OrbiMed Capital LLC
Address: 767 Third Avenue, 30th Floor
         New York, NY 10017

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Samuel D. Isaly
Title: Managing Member
Phone: (212) 739-6400

Signature, Place, and Date of Signing:

  /s/ Samuel D. Isaly     New York, NY         February 14, 2003
   [Signature]            [City, State]              [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Quarter Ended: December 31, 2002

                             Form 13F Summary Page

OrbiMed Advisors LLC


Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total:   29
Form 13F Information Table Value Total:   233,005,569

Provide a numbered list of the name9s) and Form 13F file member(s) of all institutional investment mangers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

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       Column 1             Column 2        Column 3     Column 4     Column 5       Column 6       Column 7         Column 8
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                                                                               Investment Discretion       Voting Authority (Shares)
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                                                                                      Shared  Shared   Other
    Name of Issuer        Title of Class  CUSIP Number  Market Value   SHRS     Sole  Defined  Other  Managers    Sole  Shared  None
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                                           ID_CUSIP
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

Abgenix Inc.             COM  ABGX equity  00339B107     2,026,750       275,000  X                               275,000

Adolor Corp.             COM  adlr equity  00724X102     4,381,650       315,000  X                               315,000

Affymetrix Inc           COM  affx equity  00826T108     3,433,500       150,000  X                               150,000

Alexion
Pharmaceuticals, Inc.    COM  alxn equity  015351109     2,062,932       146,100  X                               146,100

Amgen Inc.               COM  amgn equity  031162100    16,164,896       334,400  X                               334,400

Bioenvision, Inc.        COM  BIOV equity  09059N100     2,120,118     1,367,818  X                             1,367,818

Bio-Technology General   COM  btgc equity  090578105     1,614,904       504,500  X                               504,500

Caliper Technologies     COM  calp equity  130876105     1,292,040       436,500  X                               436,500

Ciphergen Biosystems     COM  ciph equity  17252Y104     2,070,000       600,000  X                               600,000

Depomed Inc.             COM  dmi equity   249908104     3,510,100     1,755,050  X                             1,755,050

Discovery
Laboratories Inc.        COM  dsco equity  254668106     4,644,626     1,652,892  X                             1,652,892

Eli Lilly & Company      COM  lly equity   532457108    14,605,000       230,000  X                               230,000

Genentech Inc            COM  dna equity   368710406    13,264,000       400,000  X                               400,000

GenProbe                 COM  gpro equity  36866T103     1,381,532        58,050  X                                58,050

Genzyme Corp.
General Division         COM  genz equity  372917104    11,828,000       400,000  X                               400,000

Gilead Sciences Inc.     COM  gild equity  375558103    10,880,000       320,000  X                               320,000

Given Imaging            COM  givn equity  IL0010865371 28,269,910     3,052,906  X                             3,052,906

Idec
Pharmaceuticals Corp.    COM  idph equity  449370105     8,458,350       255,000  X                               255,000

Incyte Pharma            COM  incy equity  45337C102     1,824,000       400,000  X                               400,000


Lifecell                 COM  lifc equity  531927101     4,949,403     1,644,320  X                             1,644,320

Medimmune Inc.           COM  medi equity  584699102    11,954,800       440,000  X                               440,000

Molecular Devices
Corp                     COM  mdcc equity  60851C107    24,120,315     1,464,500  X                             1,464,500

Orchid Biosciences       COM  orch equity  68571P100       316,238       632,476  X                               632,476

Orthovita Inc.           COM  vita equity  68750U102    17,633,965     4,053,785  X                             4,053,785

Pfizer Inc.              COM  pfe equity   717081103    19,870,500       650,000  X                               650,000

Pharmacia Corporation    COM  pha equity   71713U102       999,040       112,000  X                               112,000

SangStat Medical Corp.   COM  sang equity  801003104     2,542,500       225,000  X                               225,000

Sepracor Inc.            COM  sepr equity  817315104     3,771,300       390,000  X                               390,000

Wyeth                    COM  wye equity   983024100    13,015,200       348,000  X                               348,000

Total                                                  233,005,569    22,613,297                               22,613,297
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